Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) - Recurring - Level 3 [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Assets [Abstract]
Beginning balance, Assets		¥ 336		¥ 368
Total gains (losses) recognized in net revenue, Assets	[1]	(19)		(27)
Total gains (losses) recognized in other comprehensive income, Assets		0		1
Purchases/ issues, Assets	[2]	292		443
Sales/ redemptions, Assets	[2]	(359)		(474)
Settlements, Assets		71		26
Foreign exchange movements, Assets		(22)		30
Transfers into Level 3, Assets	[3]	102		91
Transfers out of Level 3, Assets	[3]	(38)		(122)
Ending balance, Assets		363		336
Liabilities [Abstract]
Beginning balance, Liabilities		529		398
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 23		¥ (84)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 261		¥ 425
Sales/ redemptions, Liabilities	[2]	¥ (417)		¥ (470)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ (7)		¥ 8
Transfers into Level 3, Liabilities	[3]	125		121
Transfers out of Level 3, Liabilities	[3]	(111)		(37)
Ending balance, Liabilities		357		529
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		293		301
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (2)		¥ 16
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 281		¥ 440
Sales/ redemptions, Assets	[2]	¥ (354)		¥ (452)
Settlements, Assets
Foreign exchange movements, Assets		¥ (17)		¥ 23
Transfers into Level 3, Assets	[3]	103		103
Transfers out of Level 3, Assets	[3]	(42)		(138)
Ending balance, Assets		262		293
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		39		68
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (1)		¥ 1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 20		¥ 28
Sales/ redemptions, Assets	[2]	¥ (12)		¥ (52)
Settlements, Assets
Foreign exchange movements, Assets		¥ (2)		¥ 2
Transfers into Level 3, Assets	[3]	2		3
Transfers out of Level 3, Assets	[3]	(2)		(11)
Ending balance, Assets		44		39
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		49		42
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 14		¥ 2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 3		¥ 6
Sales/ redemptions, Assets	[2]	¥ (27)		¥ (2)
Settlements, Assets
Foreign exchange movements, Assets		¥ (2)		¥ 1
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	[3]	¥ (6)		¥ 0
Ending balance, Assets		¥ 31		¥ 49
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets
Total gains (losses) recognized in net revenue, Assets		¥ 0	[1]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 11		¥ 0
Sales/ redemptions, Assets	[2]	¥ (11)		¥ 0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets		¥ 0	[3]
Ending balance, Assets
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 3		¥ 26
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 21		¥ 150
Sales/ redemptions, Assets	[2]	¥ (22)		¥ (152)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0
Transfers into Level 3, Assets	[3]	3		¥ 7
Transfers out of Level 3, Assets	[3]	(1)		(36)
Ending balance, Assets		4		3
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		167		116
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (9)		¥ 8
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 164		¥ 200
Sales/ redemptions, Assets	[2]	¥ (243)		¥ (154)
Settlements, Assets
Foreign exchange movements, Assets		¥ (9)		¥ 15
Transfers into Level 3, Assets	[3]	60		33
Transfers out of Level 3, Assets	[3]	(23)		(51)
Ending balance, Assets		107		167
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		2		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 2		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 15		¥ 6
Sales/ redemptions, Assets	[2]	¥ (3)		¥ (9)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets	[3]	¥ 1		2
Transfers out of Level 3, Assets				0	[3]
Ending balance, Assets		¥ 17		2
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		1		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 1		¥ 1
Sales/ redemptions, Assets	[2]	¥ (1)		¥ (5)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0
Transfers into Level 3, Assets	[3]	¥ 8		¥ 4
Transfers out of Level 3, Assets				(1)	[3]
Ending balance, Assets		¥ 9		1
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		13		0
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 35		¥ 4
Sales/ redemptions, Assets	[2]	¥ (20)		¥ (24)
Settlements, Assets
Foreign exchange movements, Assets		¥ (3)		¥ 1
Transfers into Level 3, Assets	[3]	¥ 13		34
Transfers out of Level 3, Assets				(2)	[3]
Ending balance, Assets		¥ 38		13
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		15		13
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (8)		¥ (5)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 9		¥ 44
Sales/ redemptions, Assets	[2]	¥ (14)		¥ (43)
Settlements, Assets
Foreign exchange movements, Assets		¥ (1)		¥ 4
Transfers into Level 3, Assets	[3]	16		20
Transfers out of Level 3, Assets	[3]	(7)		(18)
Ending balance, Assets		10		15
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		4		30
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 3
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 2		¥ 1
Sales/ redemptions, Assets	[2]	¥ (1)		¥ (11)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets	[3]	0		0
Transfers out of Level 3, Assets	[3]	(3)		(19)
Ending balance, Assets		2		4
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(6)		11
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ 11		¥ (2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ (4)		¥ (14)
Foreign exchange movements, Assets	[4]	0		0
Transfers into Level 3, Assets	[3],[4]	1		(10)
Transfers out of Level 3, Assets	[3],[4]	4		9
Ending balance, Assets	[4]	6		(6)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(22)		(39)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (17)		¥ (27)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 61		¥ 39
Foreign exchange movements, Assets	[4]	(3)		1
Transfers into Level 3, Assets	[3],[4]	(1)		(3)
Transfers out of Level 3, Assets	[3],[4]	(1)		7
Ending balance, Assets	[4]	17		(22)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	4		5
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (1)		¥ (13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ (4)		¥ 13
Foreign exchange movements, Assets	[4]	0		0
Transfers into Level 3, Assets	[3],[4]	(6)		0
Transfers out of Level 3, Assets	[3],[4]	7		(1)
Ending balance, Assets	[4]	0		4
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(5)		5
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (14)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 18		¥ (12)
Foreign exchange movements, Assets	[4]	1		1
Transfers into Level 3, Assets	[3],[4]	(3)		1
Transfers out of Level 3, Assets	[3],[4]	(6)		1
Ending balance, Assets	[4]	(9)		(5)
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	0		0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 0		¥ 0
Foreign exchange movements, Assets	[4]	¥ 0		0
Transfers into Level 3, Assets				¥ 0	[3],[4]
Transfers out of Level 3, Assets
Ending balance, Assets				¥ 0	[4]
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	¥ (29)		(18)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (21)		¥ (43)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 71		¥ 26
Foreign exchange movements, Assets	[4]	(2)		2
Transfers into Level 3, Assets	[3],[4]	(9)		(12)
Transfers out of Level 3, Assets	[3],[4]	4		16
Ending balance, Assets	[4]	14		(29)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		264		283
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (23)		¥ (27)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	¥ 281		¥ 440
Sales/ redemptions, Assets	[2]	(354)		(452)
Settlements, Assets		71		26
Foreign exchange movements, Assets		(19)		25
Transfers into Level 3, Assets	[3]	94		91
Transfers out of Level 3, Assets	[3]	(38)		(122)
Ending balance, Assets		276		264
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		15		26
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (1)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 7	[2]
Sales/ redemptions, Assets	[2]	¥ (1)		¥ (14)
Settlements, Assets
Foreign exchange movements, Assets		¥ (2)		¥ 4
Transfers into Level 3, Assets	[3]	¥ 8		¥ 0
Transfers out of Level 3, Assets
Ending balance, Assets		¥ 26		¥ 15
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets		¥ 0		3
Total gains (losses) recognized in net revenue, Assets				0	[1]
Total gains (losses) recognized in other comprehensive income, Assets				¥ 0
Purchases/ issues, Assets
Sales/ redemptions, Assets				¥ (3)	[2]
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Ending balance, Assets		¥ 0		¥ 0
Other [Member]
Assets [Abstract]
Beginning balance, Assets		57		56
Total gains (losses) recognized in net revenue, Assets	[1]	5		1
Total gains (losses) recognized in other comprehensive income, Assets		0		1
Purchases/ issues, Assets	[2]	4		3
Sales/ redemptions, Assets	[2]	¥ (4)		¥ (5)
Settlements, Assets
Foreign exchange movements, Assets		¥ (1)		¥ 1
Transfers into Level 3, Assets		0	[3]
Transfers out of Level 3, Assets	[3]	0		¥ 0
Ending balance, Assets		61		57
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (3)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 2		¥ 5
Sales/ redemptions, Liabilities	[2]	¥ (4)		¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	2		0
Transfers out of Level 3, Liabilities	[3]	(3)		(2)
Ending balance, Liabilities		3		3
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 1		¥ 4
Sales/ redemptions, Liabilities	[2]	¥ (4)		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	1		0
Transfers out of Level 3, Liabilities	[3]	(2)		(2)
Ending balance, Liabilities		0		3
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (2)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 1		¥ 0
Sales/ redemptions, Liabilities	[2]	¥ 0		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	1		0
Transfers out of Level 3, Liabilities	[3]	(1)		0
Ending balance, Liabilities		¥ 3		¥ 0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]			¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]			¥ 1
Sales/ redemptions, Liabilities	[2]			¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities				¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Ending balance, Liabilities
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities
Sales/ redemptions, Liabilities
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities	[3]	¥ 0
Transfers out of Level 3, Liabilities
Ending balance, Liabilities		¥ 0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1		¥ 3
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (2)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 27		¥ 1
Sales/ redemptions, Liabilities	[2]	¥ (1)		¥ (2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[3]	9		0
Transfers out of Level 3, Liabilities	[3]	(17)		(2)
Ending balance, Liabilities		21		1
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 0		¥ 0
Sales/ redemptions, Liabilities	[2]	¥ 0		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities				¥ 0	[3]
Ending balance, Liabilities		¥ 0		0
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		525		394
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 30		¥ (83)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 232		¥ 419
Sales/ redemptions, Liabilities	[2]	¥ (412)		¥ (467)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ (7)		¥ 8
Transfers into Level 3, Liabilities	[3]	114		121
Transfers out of Level 3, Liabilities	[3]	(91)		(33)
Ending balance, Liabilities		¥ 331		¥ 525
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ (2)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	¥ 0
Sales/ redemptions, Liabilities	[2]	¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities	[3]	0
Transfers out of Level 3, Liabilities	[3]	0
Ending balance, Liabilities		¥ 2

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.